Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2019
Customers [Member]
Concentration Risk [Line Items]
Schedule of customers and suppliers
	For the Years Ended December 31,
Customer	2019	2018		2017

Customer A	12.35%	*	%	*	%
Customer B	* %	*	%	10.89%
Customer G	12.02%	*	%	*	%
* Less than 10%
Suppliers [Member]
Concentration Risk [Line Items]
Schedule of customers and suppliers
	For the Years Ended December 31,
Supplier	2019	2018		2017

Supplier A	14.16%	*	%	10.65%
Supplier B	11.99%	*	%	13.23%
Supplier C	12.76%	*	%	* %
* Less than 10%